Accounting and Reporting Changes	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Accounting and Reporting Changes
Note 2    Accounting and Reporting Changes
(a) Changes in accounting and reporting policy
(i) Annual Improvements 2018 – 2020 Cycle
Annual Improvements 2018–2020 Cycle was issued in May 2020 and is effective on or after January 1, 2022. The IASB issued four minor amendments to different standards as part of the Annual Improvements process, to be applied prospectively. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(ii) Amendments to IFRS 3 “Business Combinations”
Amendments to IFRS 3 “Business Combinations” were issued in May 2020, and are effective on or after January 1, 2022, with earlier application permitted. The amendments update references within IFRS 3 to the 2018 Conceptual Framework and require that the principles in IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” be used to identify liabilities and contingent assets arising from a business combination. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(iii) Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”
Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” were issued in May 2020, and are effective on or after January 1, 2022, with earlier application permitted. The amendments address identifying onerous contracts and specify the cost of fulfilling a contract which includes all costs directly related to the contract. These include incremental direct costs and allocations of other costs that relate directly to fulfilling the contract. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(b) Future accounting and reporting changes
(i) IFRS 17 “Insurance Contracts”
IFRS 17 “Insurance Contracts” was issued in May 2017 to be effective for years beginning on January 1, 2021. Amendments to IFRS 17 “Insurance Contracts” were issued in June 2020 and include a two-year
deferral of the effective date. IFRS 17 as amended, is effective for years beginning on January 1, 2023, to be applied retrospectively. If full retrospective application to a group of contracts is impracticable the modified retrospective or fair value methods may be used. The standard replaced IFRS 4 “Insurance Contracts” and therefore replaced the Canadian Asset Liability Method (“CALM”) and materially changed the recognition and measurement of insurance contracts and the corresponding presentation and disclosures in the Company’s Consolidated Financial Statements.
Narrow-scope amendments to IFRS 17 “Insurance Contracts” were issued in December 2021 and were effective on initial application of IFRS 17 and IFRS 9 “Financial Instruments” which the Company has adopted on January 1, 2023. The amendments reduce accounting mismatches between insurance contract liabilities and financial assets in scope of IFRS 9 within comparative prior periods when initially applying IFRS 17 and IFRS 9. The amendments allow insurers to present comparative information on financial assets as if IFRS 9 were fully applicable during the comparative period. The amendments do not permit application of IFRS 9 hedge accounting principles to the comparative period.
The principles underlying IFRS 17 differ from CALM as permitted by IFRS 4. While there are many differences, the following outlines some of the key measurement differences:

•
Under IFRS 17 new business gains are recorded on the Consolidated Statements of Financial Position (in the Contractual Service Margin (“CSM”) component of the insurance contract liability) and amortized into income as services are provided. New business losses are recorded into income immediately. Under CALM, both new business gains and new business losses were recognized in income immediately.

•
Under IFRS 17 the Company aggregates insurance contracts that are subject to similar risks and managed together into portfolios. Since new business gains and losses have different accounting treatments, insurance contracts are further aggregated into groups by profitability and issuance period to limit offsetting of new business gains and losses. Such aggregation of contracts into groups is required on initial recognition and not reassessed subsequently. Under CALM, new business gains and new business losses offset each other in income.

•
Under IFRS 17 the discount rate used to estimate the present value of insurance contract liabilities is based on the characteristics of the liabilities. Under CALM, the rates of returns for current and projected assets supporting insurance contract liabilities were used to value the liabilities. The difference in the discount rate approach also impacts the timing of investment results. Under IFRS 17, the impact of investing activities will emerge into earnings over the life of the assets. Under CALM, the impact of investing activities was capitalized into reserves and therefore earnings in the period they occurred.

•
Under IFRS 17 the insurance contract liability discount rate is not related to the expected return on Alternative Long-Duration Assets (“ALDA”) and public equity assets, and as a result, the earnings sensitivity of a change in return assumptions for ALDA and public equity assets will be significantly reduced.

•
Under IFRS 17 the Company has elected the option to record changes in insurance contract liabilities arising from changes in interest rates through other comprehensive income, for substantially all insurance products, and classify debt instruments supporting these insurance contract liabilities as fair value through other comprehensive income (“FVOCI”) under IFRS 9. Under CALM, changes in insurance contract liabilities were recorded in income and supporting debt instruments were classified as FVTPL.

•
Under IFRS 17 the Company separates specific embedded derivatives and distinct investment components from insurance contracts and accounts for them under IFRS 9. Under IFRS 4 the treatment of embedded derivatives is consistent with IFRS 17, however under IFRS 4 the Company did not separate deposit components as this was not required by the standard.

•
Under IFRS 17 insurance contracts with different features are measured by one of the three measurement models: General Measurement Model (“GMM”), Premium Allocation Approach (“PAA”) and Variable Fee Approach (“VFA”). Under IFRS 4, insurance contracts were generally valued by one measurement model, although an unearned premium reserve method similar to PAA was allowed and used by Manulife for certain short duration / annually renewable business.

In addition, there are significant changes to presentation and disclosure of the financial statements. The following outlines some of the key presentation and disclosure changes:

•
Consolidated Statements of Financial Position: Under IFRS 17 the Company presents portfolios of insurance and reinsurance contracts issued separately from portfolios of reinsurance contracts held, and portfolios in asset position are further presented separately from portfolios in liability position. Under CALM, contracts were not split and presented by asset and liability position.

•
Consolidated Statements of Comprehensive Income: Under IFRS 17 the Company separately presents insurance revenue, insurance service expense, insurance finance income or expenses, and income or expenses from reinsurance contracts held. Under CALM the Company reported premium income, gross claims and benefits, changes in insurance contract liabilities, benefits and expenses ceded to reinsurers, and changes in reinsurance assets.

IFRS 17 Transition
The Company is required to prepare an opening balance sheet as at January 1, 2022, the date of transition to IFRS 17, which forms the starting point for its financial reporting in accordance with IFRS 17. Any differences between the carrying value and the presentation of assets, liabilities and equity determined in accordance with CALM and IFRS 17, as at January 1, 2022
,
will be recorded in opening retained earnings and accumulated other comprehensive income.
On the transition date, January 1, 2022, the Company;

•	Identified, recognized, and measured each group of contracts as if IFRS 17 had always applied, unless it was impracticable (see Full Retrospective Approach and Fair Value Approach below);

•
Identified, recognized, and measured assets for insurance acquisition cash flows as if IFRS 17 had always applied, unless it was impracticable. However, no recoverability assessment was performed before the transition date;

•	Derecognized any balances that would not exist had IFRS 17 always applied;

•	Measured own use real estate properties that were underlying items of insurance contracts with direct participation features at fair value; and

•	Recognized any resulting net difference in equity.
Full Retrospective Approach
The Company has adopted IFRS 17 retrospectively unless the full retrospective approach was deemed impracticable.
The Company has applied the full retrospective approach to most contracts issued on or after January 1, 2021, except for participating insurance contracts and variable annuity contracts for which the fair value approach was used.

Fair Value Approach
The Company has applied the fair value approach to all insurance contracts issued prior to January 1, 2021, as obtaining reasonable and supportable information to apply the full retrospective approach was deemed impracticable.
IFRS 17 allows the use of the fair value approach for groups of insurance contracts with direct participation features if the risk mitigation option is applied prospectively from the transition date and the Company used derivatives, reinsurance contracts held or non-derivative
financial instruments held at FVTPL to mitigate financial risk on these groups of contracts. With these conditions met, the Company has elected to apply the fair value approach to participating insurance contracts and variable annuity contracts issued on or after January 1, 2021.
Under the fair value approach, the Company has determined the CSM of the GMM and VFA liabilities for remaining coverage at the transition date as the difference between the fair value of the groups of insurance contracts and the fulfilment cash flows measured at that date. In determining the fair value, the Company has applied the requirements of IFRS 13 “Fair Value Measurement”, except for the demand deposit floor requirement. The Company used the income approach to determine the fair value of the insurance contracts at the transition date, in which future cash flows are discounted to a single amount that reflects current market expectations about those future amounts.
To determine groups of insurance contracts under the fair value approach the Company has aggregated contracts issued more than one year apart as it did not have reasonable and supportable information to divide groups into those including only contracts issued within one year or less.
For the application of the fair value approach, the Company has used reasonable and supportable information available at the transition date in order to:

•	Identify groups of insurance contracts;

•	Determine whether an insurance contract meets the definition of an insurance contract with direct participation features;

•	Identify discretionary cash flows for insurance contracts without direct participation features; and

•	Determine whether an investment contract meets the definition of an investment contract with discretionary participation features.
For insurance contracts where the fair value approach was applied, the discount rate used to determine the fair value of the group of insurance contracts was determined at the transition date. For cash flows of insurance contracts that do not vary based on the returns on underlying items, the Company determines discount rates by adjusting a liquid risk-free yield curve to reflect the differences between the liquidity characteristics of the financial instruments that underlie the rates observed in the market and the liquidity characteristics of the insurance contracts (a bottom-up approach).
Other Comprehensive Income at Transition
Under IFRS 17 changes in the carrying amount of insurance contracts arising from the effect of and changes in the time value of money and in financial risk are presented as insurance finance income or expense (except for some changes for insurance contracts with direct participation features under certain circumstances). Under IFRS 17 the Company has the option to present all insurance finance income or expense in profit or loss or disaggregated between profit or loss and OCI (the “OCI option”). The Company has elected the OCI option and determined the cumulative OCI balance at transition as follows:

•
For some GMM and PAA groups of contracts where the fair value approach was applied, the cumulative OCI was set retrospectively only if reasonable and supportable information was available, otherwise it was set to zero at the transition date.

•
For GMM groups of contracts where the full retrospective approach was applied, the cumulative balance was calculated as if the Company had been applying the OCI option since inception of the contracts.

•	For VFA contracts, the cumulative OCI at transition was set equal to the difference between the market value and carrying value of the underlying items.
Reclassification of Financial Assets for the Comparative Period of IFRS 17 Adoption
Under the amendments to IFRS 17 with regard to the “Initial Application of IFRS 17 and IFRS 9 – Comparative Information” (“IFRS 17 amendments”), the Company has elected the option to reclassify financial assets, including those held in respect of activities not connected to contracts within the scope of IFRS 17, on an instrument-by-instrument
basis, for the comparative period in alignment with the expected classification on initial application of IFRS 9 as at January 1, 2023. These reclassification changes also led the Company to present certain investment results previously reported in net investment income or OCI under IAS 39, within OCI or net investment income in alignment with the expected classifications of IFRS 9, respectively.

The following table presents invested assets by type and measurement category as at December 31, 2021, with transitional measurement differences and presentation differences and then invested assets by type and category as at January 1, 2022.

	December 31, 2021		Impact of IFRS 17 Amendments		January 1, 2022
	IAS 39 Measurement Category	Total carrying value	Measurement Differences	Presentation Differences	Total carrying value	Measurement Category
Cash and short-term securities	AFS	$14,339	$–	$2,214	$16,553	FVOCI (1)
	FVTPL	2,214	–	(2,214)	–	FVTPL (2)
	Amortized cost	6,041	–	–	6,041	Amortized cost (3)
		22,594	–	–	22,594

Debt securities	AFS	33,097	–	184,365	217,462	FVOCI (1)
	FVTPL	189,722	–	(184,365)	5,357	FVTPL (2)
	Amortized cost	1,320	–	–	1,320	Amortized cost (3)
		224,139	–	–	224,139

Public equities	AFS	2,351	–	(2,351)	–
	FVTPL	25,716	–	2,351	28,067	FVTPL (2)
		28,067	–	–	28,067
Mortgages	AFS	–	1,897	29,901	31,798	FVOCI (1)
	FVTPL	–	37	1,166	1,203	FVTPL (2)
	Amortized cost	52,014	–	(31,067)	20,947	Amortized cost (3)
		52,014	1,934	–	53,948

Private placements	AFS	–	4,407	42,175	46,582	FVOCI (1)
	FVTPL	–	40	667	707	FVTPL (2)
	Amortized cost	42,842	–	(42,842)	–	Amortized cost (3)
		42,842	4,447	–	47,289

Policy loans	Amortized cost	6,397	–	(6,397)	–	N/A (4)

Loans to Bank clients	Amortized cost	2,506	–	–	2,506	Amortized cost (3)

Other invested asset s	AFS	89	(4)	238	323	FVOCI (1)
	FVTPL	21,157	(10)	617	21,764	FVTPL (2)
	Amortized cost	855	–	(855)	–	Amortized cost (3)
		22,101	(14)	–	22,087
Total in-scope invested assets		400,660	6,367	(6,397)	400,630
Out-of-scope invested assets (5)	Other	26,438	1,035	–	27,473	Other (5)
Total Invested Assets		$427,098	$7,402	$(6,397)	$428,103

(1)
The reclassification of unrealized gains (losses), net of tax, of $11,868 from retained earnings to accumulated other comprehensive income (AOCI) related to FVOCI classification of debt investments classified as FVTPL under IAS 39.

(2)	The reclassification of unrealized gains (losses), net of tax, of $268 from AOCI to retained earnings related to FVTPL classification of debt securities classified as FVOCI under IAS 39.
(3)
The remeasurement of debt securities from amortized cost to FVOCI or FVTPL resulted in an increase in carrying value of $6,367. The impact on AOCI and retained earnings, net of
tax, was $5,041 and $952, respectively.

(4)	Policy loans were reclassified from invested assets to insurance contract liabilities under IFRS 17 with no remeasurement and no impact to equity.
(5)
Own use real estate properties which are underlying items for insurance contracts with direct participating features were remeasured to fair value as if they were investment properties, as permitted by IFRS 17. This remeasurement resulted in an increase of carrying value of $1,035. The impact to retained earnings, net of tax, was $915.

The Company has elected to apply the impairment requirements of IAS 39 (incurred losses) for the comparative period as provided for under IFRS 17. Accordingly, for assets that were classified as FVTPL under IAS 39, where no impairment was required, but were reclassified to FVOCI or amortized cost under IFRS 9 for the comparative period, the Company did not measure any impairment for the comparative period since IAS 39 impairment was not calculated.

(1)

Opening balance sheet under IFRS 17 “Insurance Contracts” including classification and measurement changes of financial assets
Effects from applying IFRS 17 resulted in a reduction of total equity of

$11,997, net of tax, as at January 1, 2022. The opening IFRS 17 balance sheet and related adjustments as at January 1, 2022 are presented below:

	IFRS 4 & IAS 39 December 31, 2021	OPENING IFRS BALANCE SHEET ADJUSTMENTS				IFRS 17 & IAS 39 January 1, 2022
		Measurement Differences
		Transition CSM		Contract Measurement	Presentation Differences
Assets

Total invested assets	$427,098	$–		$7,402	$(6,397)	$428,103
Total other assets	90,757	2,877		5,617	1,078	100,329
Segregated funds net assets	399,788	–		–	–	399,788
Total assets	$917,643	$2,877		$13,019	$(5,319)	$928,220
Liabilities and Equity
Insurance contract liabilities	$392,275	$21,466	(1)	$10,014	$(18,134)	$405,621
Segregated funds insurance net liabilities	–	–		–	130,836	130,836
Total insurance contract liabilities	392,275	21,466		10,014	112,702	536,457
Total investment contract liabilities	3,116	–		–	275,900	279,016
Other liabilities	63,595	(2,823)		(784)	5,867	65,855
Segregated funds net liabilities	399,788	–		–	(399,788)	–
Total liabilities	858,774	18,643		9,230	(5,319)	881,328
Equity
Shareholders’ r etained earnings	23,492	(13,607)		(229)	–	9,656
Shareholders’ accumulated other comprehensive income (loss)
Net insurance finance expenses	–	–		(17,117)	–	(17,117)
Net reinsurance finance income	–	–		984	–	984
FVOCI investments	848	–		16,916	–	17,764
Other equity items	34,068	–		–		34,068
Total shareholders’ equity	58,408	(13,607)		554	–	45,355
Participating policyholders’ equity	(1,233)	(1,440	) (1)	2,774	–	101
Non-controlling interests	1,694	(719	) (1)	461	–	1,436
Total equity	58,869	(15,766)		3,789	–	46,892
Total liabilities and equity	$917,643	$2,877		$13,019	$(5,319)	$928,220
(1)
The post-tax CSM in the participating policyholders’ fund of $1.4 billion is expected to be recognized in shareholder net income over time. In addition, $0.7 billion of post-tax CSM is attributable to non-controlling interests.

The following table shows the nature and amount of the measurement adjustments made to the opening balance sheet:

Measurement D ifferences	Description
Transition CSM

Contractual Service Margin (CSM) is a new liability that represents future unearned profits on insurance contracts written. For this measurement step, the amount recognized as at the transition date, January 1, 2022
,
was $21,466. The impact on equity was $15,766
,
net of tax.

Contract Measurement

Under IFRS 17 other components of insurance contracts, aside from the CSM, are also remeasured. This measurement step includes the following changes:

Risk Adjustment (+2.1 billion to equity)
(1)
:
Changes to the provisions held within the Company’s insurance liabilities for non-economic
risk on application of the IFRS 17 standard;

Discount Rates
(-1.5
billion to equity)
(1)
:
Changes in the economic assumptions used in the determination of the Company’s insurance liabilities from the IFRS 4 CALM framework to IFRS 17, and changes in the carrying value of the Company’s assets backing insurance liabilities under IFRS 9;

Other Revaluation Changes (+3.1 billion to equity):
Includes other changes in equity created by the application of IFRS 17. This includes changes to accounting for contract classifications, variable annuity guarantee contracts, and contract boundaries which increases the capitalization of future profits into the CSM, changes to the provisions for future taxes, and other changes related to the application of IFRS 17.

Participating and Non-Controlling Interest (NCI) Equity

In previous steps all impacts to equity were shown in shareholders’ equity. This step shows the geography of the impacts between shareholders’ equity, participating policyholders’ equity and non-controlling
interests.

(1)	Excluding impacts on variable annuity guarantee contracts
The presentation differences are mainly comprised of the following:

•	Policy loans invested assets – Reclassified to insurance contract liabilities as they are insurance contract related.
•
Contract classification
– Some contracts were reclassified from insurance contracts to investment contracts or service contracts, with some contracts reclassified from investment contracts to insurance contracts. The amount shown in presentation differences in the table above relates to where they appear in the opening balance sheet. Any changes to these contracts’ measurement value are shown in the contract measurement step.

•
Insurance receivables
 & payables
– These amounts were previously reported either as separate line items in the financial statements or recorded in miscellaneous assets and liabilities. These amounts have been reclassified to insurance contract liabilities as they are insurance contract related.

•	Embedded derivatives – These amounts were previously reported in miscellaneous assets and have been reclassified to insurance contract liabilities as they are insurance contract related.
•	Reinsurance funds withheld – These amounts were previously reported in other liabilities and have been reclassified to reinsurance contract assets as they are reinsurance contract related.
•	Deferred acquisition cost – These were previously reported in miscellaneous assets and have been reclassified to insurance contract liabilities as they are insurance contract related.
•
Segregated fund net liabilities
– Segregated fund net liabilities were previously reported together, and have been separated into segregated fund insurance net liabilities (those associated with insurance contracts) and segregated funds investment contract net liabilities (those associated with investment contracts) which form part of total investment contract liabilities.

(ii) IFRS 9 “Financial Instruments”
IFRS 9 “Financial Instruments” was issued in November 2009 and amended in October 2010, November 2013 and July 2014, and is effective for years beginning on or after January 1, 2018, to be applied retrospectively, or on a modified retrospective basis. Additionally, the IASB issued amendments in October 2017 that are effective for annual periods beginning on or after January 1, 2019. In conjunction with the amendments to IFRS 17 “Insurance Contracts” issued in June 2020, the IASB amended IFRS 4 “Insurance Contracts” to permit eligible insurers to apply IFRS 9 effective January 1, 2023, alongside IFRS 17. The standard replaced IAS 39 “Financial Instruments: Recognition and Measurement”.
The project has been divided into three phases: classification and measurement, impairment of financial assets, and hedge accounting. IFRS 9’s current classification and measurement methodology provides that financial assets are measured at either amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets. The classification and measurement for financial liabilities remains generally unchanged; however, for a financial liability designated as at fair value through profit or loss, revisions have been made in the accounting for changes in fair value attributable to changes in the credit risk of that liability. Gains or losses caused by changes in an entity’s own credit risk on such liabilities are no longer recognized in profit or loss but instead are reflected in OCI.
Revisions to hedge accounting were issued in November 2013 as part of the overall IFRS 9 project. The amendment introduces a new hedge accounting model, together with corresponding disclosures about risk management activity for those applying hedge accounting. The new model represents a substantial overhaul of hedge accounting that will enable entities to better reflect their risk management activities in their financial statements. When IFRS 9 is first adopted, entities have the option to apply the hedge accounting requirements under IFRS 9 or to continue to apply the hedge accounting requirements under IAS 39. Such option will apply to all hedge accounting relationships.
Revisions issued in July 2014 replaced the existing incurred loss model used for measuring the allowance for credit losses with an expected loss model. Changes were also made to the existing classification and measurement model designed primarily to address specific application issues raised by early adopters of the standard. They also addressed the income statement accounting mismatches and short-term volatility issues which have been identified as a result of the insurance contracts project.
The Company has adopted IFRS 9 beginning on January 1, 2023, as permitted under the June 2020 amendments to IFRS 4 “Insurance Contracts”. Consistent with IFRS 17 amendments, the adoption of IFRS 9 resulted in certain differences in the classification and measurement of financial assets when compared to their classification and measurement under IAS 39. The most significant changes included approximately $184
billion of debt securities previously classified as FVTPL which are classified as FVOCI (see note 2(b)(i)).
The Company has elected to apply the hedge accounting requirements under IFRS 9 to all hedge accounting relationships prospectively. As at January 1, 2023, all existing IAS 39 hedge accounting relationships were assessed and qualify for hedge accounting under IFRS 9. These existing relationships are treated as continuing hedge accounting relationships under IFRS 9 beginning on January 1, 2023; and will be disclosed with comparative information for 2022 under IAS 39.
The Company will also be designating new hedge accounting relationships with the objective to reduce accounting mismatches between existing derivatives’ changes in income and financial risk changes in OCI for IFRS 17 insurance liabilities and IFRS 9 financial assets. New hedge accounting relationships are effective prospectively on January 1, 2023; and will not have comparative disclosure in the financial statements for 2022.